STATEMENT OF FINANCIAL POSITION- PARENTHETICALS (PARENT COMPANY)- SCHEDULE II (DETAILS) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Common Stock par value	$ 1.25	$ 1.25
Common Stock authorized	2,000,000	2,000,000
Common Stock issued	2,000,000	2,000,000
Common Stock outstanding	2,000,000	2,000,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	$ 30,656	$ 30,142
Common Stock par value	$ 1.25	$ 1.25
Common Stock authorized	2,000,000	2,000,000
Common Stock issued	2,000,000	2,000,000
Common Stock outstanding	2,000,000	2,000,000